RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

For the years ended March 31, 2024, 2025 and 2026, the customers who accounted for 10% or more of the Company’s revenue are as below:

	Years ended March 31,
	2024	2025	2026

Customer A	13.1%	-	-
Customer B	-	25.6%	-
Customer C	-	20.3%	-
Customer D	-	-	16.4%